Contingencies	12 Months Ended
Dec. 31, 2020
Loss Contingency [Abstract]
CONTINGENCIES
21.

CONTINGENCIES

On October 23, 2020, the Company entered into an agreement and plan of merger (the “Merger Agreement”) with Lightning Delaware Sub, Inc., its wholly owned subsidiary (“Merger Sub”), and Newegg Inc., a Delaware corporation (“Newegg”), whereby Merger Sub will merge with and into Newegg, with Newegg continuing as the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”). Under the Merger Agreement, at the effective time of the Merger, each share of the capital stock of Newegg issued and outstanding immediately prior to the effective time of Merger (other than treasury shares and any shares of Newegg capital stock held directly by us or Merger Sub) will be converted into the right to receive 5.8417 common shares of the Company and, if applicable, cash in lieu of fractional shares. The closing of the Merger is subject to customary conditions, including regulatory approval and approval by our shareholders. If the Merger are not consummated for these or any other reasons, the Company may be required under certain circumstances to pay Newegg a termination fee of $450,000;

On October 26, 2020, the Company filed the Form F-4 with the SEC to seek its shareholders’ approval of the Restructure as well as other related proposals including the elimination of its dual class share structure, an increase of the authorized shares, share combination, name change, and amendment of our memorandum and articles of association. Once the Form F-4 has been declared effective by the SEC, the Company intends to set a date for a special meeting for our shareholders to approve the proposals associated with the Merger.

On October 23, 2020, the Company also entered into an equity transfer agreement (the “Disposition Agreement”) with Beijing Fenjin Times Technology Development Co., Ltd. (“Beijing Fenjin”) and its wholly owned subsidiary, Lianluo Connection, pursuant to which Beijing Fenjin will acquire 100% of the equity interests in Lianluo Connection for RMB0 immediately following completion of the Merger. In exchange for all of the equity interests in Lianluo Connection, Beijing Fenjin agreed to contribute RMB87.784 million to Lianluo Connection’s registered capital by September 23, 2023 in accordance with the articles of association of Lianluo Connection. In addition, as an inducement for Beijing Fenjin entering into the Disposition Agreement, the Company agreed to convert the indebtedness in the aggregate amount of $11,255,188.47 that Lianluo Connection owes to the Company into additional paid-in capital of Lianluo Connection immediately prior to the closing of the disposition.